UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.12

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   11/13/12
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total:33
Form 13F Information Table Value Total:1,588,705

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	7338		11000	  SH		SOLE			  1000		    10000
APPLE INC			COM		 037833100	4830		7000	  SH	CALL	SOLE			  400		    6600
ACME PACKET INC			COM		 004764106	2565		150000	  SH		SOLE			  8100 		    141900
CERNER CORP			COM		 156782104	3128		41700	  SH	CALL	SOLE			  2200		    39500
CUMMINS INC			COM		 231021106	6314		68475	  SH		SOLE			  		    68475
DAVITA INC			COM		 23918K108	3230		32300	  SH	CALL	SOLE			  1800 		    30500
HUMANA INC			COM		 444859102	5075		70000	  SH	CALL	SOLE			  3800		    66200
ISHARES TR			BARCLYS TIPS BD	 464287176	1337		10980	  SH		SOLE					    10980
ISHARES TR			MSCI EMERG MKT	 464287234	2404		58180	  SH		SOLE					    58180
ISHARES TR			NASDQ BIO INDX	 464287556	4350		30540	  SH		SOLE					    30540
ISHARES TR			S&P GLO INFRAS	 464288372	327		9280	  SH		SOLE					    9280
ISHARES TR			RUSSELL 2000	 464287655	115		1380	  SH		SOLE					    1380
JOY GLOBAL INC			COM		 481165108	633		11300	  SH		SOLE			  11300
MARKET VECTORS ETF TR		BIOTECH ETF	 57060U183	2640		64400	  SH		SOLE			   		    64400
MARKET VECTORS ETF TR		OIL SVCS ETF	 57060U191	2492		61985	  SH		SOLE					    61985
MARKET VECTORS ETF TR		AGRIBUS ETF	 57060U605	2934		56650	  SH		SOLE					    56650
MOLYCORP INC DEL		COM		 608753109	213		18500	  SH		SOLE			  18500
INTEL CORP			COM		 458140100	7000	 	280000	  SH	CALL	SOLE			  15100		    264900
NIKE INC			CL B		 654106103	3088	 	32500	  SH	CALL	SOLE			  1800		    30700
POWERSHARES QQQ TRUST		UNIT SER 1	 73935A104	8263		120500	  SH 		SOLE					    120500
POTASH CORP SASK INC		COM		 73755L107	5246		122000	  SH 	CALL	SOLE			  6600		    115400
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	470311		3267640	  SH		SOLE			  130800	    3136840
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	1002750		7162500   SH	PUT	SOLE			  247300	    6915200
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	16214		110300    SH	CALL	SOLE			  110300
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	 78467Y107	1195		6640	  SH		SOLE					    6640
SPDR SERIES TRUST		S&P METALS MNG 	 78464A755	2063		47410	  SH		SOLE					    47410
SPDR SERIES TRUST		S&P HOMEBUILD	 78464A888	2110 		85000	  SH		SOLE					    85000
SELECT SECTOR SPDR TR		SBI INT-ENERGY	 81369Y506	2917		39700	  SH		SOLE					    39700
SELECT SECTOR SPDR TR		SBI INT-FINL	 81369Y605	2675		171500	  SH		SOLE					    171500
SELECT SECTOR SPDR TR		SBI INT-UTILS	 81369Y886	6923		190200	  SH		SOLE					    190200
VANGUARD BD INDEX FD INC	INTERMED TERM	 921937819	765		8475	  SH		SOLE					    8475
WALTER ENERGY INC		COM		 93317Q105	3473		107000	  SH		SOLE			  5800		    101200
YAHOO INC			COM		 984332106	3786		237000	  SH		SOLE					    237000